Unit-Based Compensation (Details)	12 Months Ended
Dec. 31, 2014 $ / yr shares
Landmark Infrastructure Partners LP 2014 Long-Term Incentive Plan (the "LTIP") | Common Unitholders, Public
Unit-Based Compensation
Initial limit on the number of units that may be delivered pursuant to vested awards (in shares) | shares	785,000
Annual increase in the number of units that may be delivered pursuant to vested awards, maximum (in shares) | shares	1,570,000
Annual increase in the number of units that may be delivered pursuant to vested awards, as a percentage of total number of units outstanding (as a percent)	2.00%
Non-Employee Director
Unit-Based Compensation
Annualized compensation, payable in cash (in dollars per year)	35,000
Annualized compensation, payable in common units, value (in dollars per year)	35,000
Chairman of the Audit Committee
Unit-Based Compensation
Additional annualized compensation, payable in cash (in dollars per year)	10,000